UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09699


                           AMERICAN EAGLE FUNDS, INC.
               (Exact name of registrant as specified in charter)

              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
               (Address of principal executive offices) (Zip code)

                                 JAMES R. JUNDT
              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
                     (Name and address of agent for service)

                                 (800) 541-0677
              (Registrant's telephone number, including area code)

Date of fiscal year end:  12/31/03

Date of reporting period:  06/30/03

ITEM 1.  REPORTS TO STOCKHOLDERS.



                                     [LOGO]



                           AMERICAN EAGLE FUNDS, INC.



                   AMERICAN EAGLE CAPITAL APPRECIATION FUND

                           AMERICAN EAGLE TWENTY FUND

                      AMERICAN EAGLE LARGE-CAP GROWTH FUND




                               SEMI-ANNUAL REPORT




                                  JUNE 30, 2003

                 (This page has been left blank intentionally.)

LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER,

We are pleased to present the midyear report for American Eagle Funds, Inc., which covers the six-month period ended June 30, 2003. The pages that follow contain important information regarding the performance of each Fund, as well as the Funds' schedules of investments and financial statements.

For the six-month and one-year periods ended June 30, 2003, as well as over the life of each Fund, American Eagle Funds have captured the following average annual total returns. For your convenience we have also included the total return of each Fund's primary benchmark index and the total return of its peer-group composite of mutual funds.

AMERICAN EAGLE CAPITAL APPRECIATION FUND

The American Eagle Capital Appreciation Fund seeks capital appreciation by utilizing an aggressive, yet flexible, investment approach. In normal market conditions, the Fund maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

Average Annual Total Returns(1,2) for the periods ended June 30, 2003:

                                 SIX-                     SINCE INCEPTION
                                MONTH         1-YEAR        12/30/1999
                             -----------   -----------   ----------------
AMERICAN EAGLE CAPITAL
 APPRECIATION FUND               31.93%        17.65%           2.36%
Lipper Capital
 Appreciation Fund Index(3)      13.05%         1.22%         (12.16%)
Russell 1000 Growth Index(4)     13.09%         2.94%         (17.75%)

AMERICAN EAGLE TWENTY FUND

The American Eagle Twenty Fund's investment objective is capital appreciation. In normal market conditions, the Fund maintains a more concentrated portfolio of approximately, but not less than, 20 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

Average Annual Total Returns(1,2) for the periods ended June 30, 2003:

                                 SIX-                     SINCE INCEPTION
                                MONTH         1-YEAR        12/30/1999
                             -----------   -----------   ----------------
AMERICAN EAGLE
 TWENTY FUND                     26.79%        14.91%           1.69%
Lipper Capital
 Appreciation Fund Index(3)      13.05%         1.22%         (12.16%)
Russell 1000 Growth Index(4)     13.09%         2.94%         (17.75%)

AMERICAN EAGLE LARGE-CAP GROWTH FUND

The American Eagle Large-Cap Growth Fund's investment objective is capital appreciation. In normal market conditions, the Fund maintains a core portfolio of approximately 30 to 50 securities of primarily large American growth companies. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

Average Annual Total Returns1 for the periods ended June 30, 2003:

                                 SIX-                     SINCE INCEPTION
                                MONTH         1-YEAR        12/29/2000
                             -----------   -----------   ----------------
AMERICAN EAGLE LARGE-CAP
 GROWTH FUND                     14.56%       20.35%          (10.25%)
Lipper Large Cap Growth
 Fund Index(5)                   11.76%       (2.07%)         (17.82%)
Russell 1000 Growth Index(4)     13.09%        2.94%          (15.85%)

We continue to remain confident in our abilities and proud of our longer-term accomplishments as all of the American Eagle Funds continue to perform favorably relative to their benchmarks and peer groups.6

Thank you for investing in the American Eagle Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman

LETTER TO SHAREHOLDERS (concluded)



1 Quoted returns assume reinvestment of all distributions. Each Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The investment return and principal value of an investment in any Fund's shares will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Quoted returns for the six-month period ended June 30, 2003 are not annualized.
2 Investments in initial public offerings (IPOs), during a period favorable for IPO investing, contributed substantially to the quoted performance of the Fund during 2000. Several other factors also contributed to the Fund's higher return in 2000, including its shorter operating history and smaller asset base. There is no assurance that conditions will exist in the future that will have a similar effect on performance.
3 The Lipper Capital Appreciation Fund Index measures the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Capital Appreciation Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.
4 The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.
5 The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Large Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.
6 Investing in futures and options contracts, among other strategies employed by the Funds, involve additional risks that are described in the Funds' prospectus.

SCHEDULE OF INVESTMENTS (unaudited)
                                       American Eagle Capital Appreciation Fund
                                                                   June 30, 2003

COMMON STOCKS

Industry Description and Issue                           Number of Shares         Cost       Market Value (a)
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY/DRUGS (22.4%)
-------------------------------------------------------------------------------------------------------------
   Abbott Laboratories (d)                                      5,000          $  184,010        $  218,800
   EntreMed, Inc. (b)(d)                                       50,000             193,810           207,500
   Forest Laboratories, Inc. (b)(d)                             3,100             158,164           169,725
   Johnson & Johnson (d)                                        4,500             240,197           232,650
   ICOS Corporation (b)                                         1,700              32,351            62,679
   The Medicines Company (b)                                    6,100             112,304           118,645
   Merck & Co.                                                    200              10,499            12,110
   Pfizer Inc. (e)                                              6,800             210,577           232,220
   Schering-Plough Corporation                                  5,100              94,097            94,860
                                                                               ----------------------------
                                                                                1,236,009         1,349,189
                                                                               ----------------------------
CABLE (12.5%)
-------------------------------------------------------------------------------------------------------------
   Cable Vision Systems New York Group - Class A (b)            5,300              27,324           110,028
   Charter Communications, Inc. - Class A (b)(d)               51,300             167,836           191,349
   Comcast Corporation - Class A (b)(d)                         8,100             200,572           234,819
   Cox Communication Inc. - Class A (b)(d)                      5,100             123,064           162,690
   Mediacom Communications Corporation (b)                      5,500              33,330            53,680
                                                                               ----------------------------
                                                                                  552,126           752,566
                                                                               ----------------------------
COMPUTER HARDWARE (0.5%)
-------------------------------------------------------------------------------------------------------------
   Intel Corporation                                            1,400              41,090            29,098
                                                                               ----------------------------
                                                                                   41,090            29,098
                                                                               ----------------------------
COMPUTER SERVICES/SOFTWARE (4.7%)
-------------------------------------------------------------------------------------------------------------
   Intuit Inc. (b)                                              1,200              45,937            53,508
   Microsoft Corporation (d)                                    9,000             206,375           230,760
                                                                               ----------------------------
                                                                                  252,312           284,268
                                                                               ----------------------------
INTERNET SERVICES (2.2%)
-------------------------------------------------------------------------------------------------------------
   InterActiveCorp (b)                                          1,600              57,865            62,928
                                                                               ----------------------------
                                                                                   57,865            62,928
                                                                               ----------------------------
MEDIA (7.5%)
-------------------------------------------------------------------------------------------------------------
   Clear Channel Communications, Inc. (b)                       2,600              92,060           110,214
   EchoStar Communications Corporation - Class A (b)              800              27,450            27,696
   General Motors Corporation - Class H (b)(d)                 19,000             457,011           243,390
   The Walt Disney Company                                      3,500              65,043            69,125
                                                                               ----------------------------
                                                                                  641,564           450,425
                                                                               ----------------------------
MEDICAL DEVICES (8.5%)
-------------------------------------------------------------------------------------------------------------
   Align Technology, Inc. (b)(d)                               11,000              46,640           138,050
   BioSphere Medical Inc. (b)(d)                               20,000             141,008           120,000
   Boston Scientific Corporation (b)                            1,200              50,458            73,320
   Zimmer Holdings, Inc. (b)(d)                                 4,000             173,307           180,200
                                                                               ----------------------------
                                                                                  411,413           511,570
                                                                               ----------------------------
RESTAURANTS (3.3%)
-------------------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc. (b)(d)                       48,500             315,800           200,305
                                                                               ----------------------------
                                                                                  315,800           200,305
                                                                               ----------------------------
RETAIL (4.8%)
-------------------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation (b)                             1,200              40,538            43,920
   Target Corporation (d)                                       1,900              60,255            71,896
   Wal-Mart Stores, Inc. (d)                                    3,200             168,520           171,744
                                                                               ----------------------------
                                                                                  269,313           287,560
                                                                               ----------------------------

See accompanying notes to schedule of investments.                             3

                                        American Eagle Capital Appreciation Fund
                                                                   June 30, 2003

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                           Number of Shares         Cost        Market Value (a)
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.9%)
--------------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)(d)                           35,900         $  475,338         $  294,739
                                                                               -----------------------------
                                                                                  475,338            294,739
                                                                               -----------------------------
WIRELESS/TELECOMMUNICATION SERVICES (12.4%)
--------------------------------------------------------------------------------------------------------------
   Sprint Corp PCS Group (b)(d)                                 37,700            147,538            216,775
   XM Satellite Radio Holdings Inc. - Class A (b)(d)            48,200            483,064            529,718
                                                                               -----------------------------
                                                                                  630,602            746,493
                                                                               -----------------------------
TOTAL COMMON STOCKS (83.7%)                                    409,700          4,883,432          4,969,141
                                                                               =============================











4                             See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) (concluded)
                                        American Eagle Capital Appreciation Fund
                                                                   June 30, 2003

CONVERTIBLE BONDS

Industry Description and Issue                         Principal Amount         Cost               Market Value (a)
-------------------------------------------------------------------------------------------------------------------
CABLE (13.3%)
-------------------------------------------------------------------------------------------------------------------
   Charter Communications, 4.750%, due 06/01/2006,
     convertible into Charter Communications common
     stock (d)                                         $1,200,000           $   647,669                $  798,000
                                                                            -----------                ----------
TOTAL CONVERTIBLE BONDS (13.3%)                                                 647,669                   798,000
                                                                            ===========                ==========
   Total investments in securities (97.0%)                                   $5,531,101 (c)            $5,767,141
                                                                            ===========
   Other assets less liabilities (3.0%)                                                                   251,555
                                                                                                       ----------
NET ASSETS (100.0%)                                                                                    $6,018,696
                                                                                                       ==========

  Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in note 2 to the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2003, was $5,531,101. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

      ---------------------------------------------
      Gross unrealized appreciation      $  955,037
      Gross unrealized depreciation        (718,997)
                                         ----------
      Net unrealized appreciation        $  236,040
      ---------------------------------------------

  (d) Securities pledged, with a market value of $4,613,110, as collateral for the following short futures contracts entered into as of June 30, 2003:

                                                           UNREALIZED
      CONTRACTS            ISSUE           MARKET VALUE   APPRECIATION
      ----------------------------------------------------------------
       11        S&P 500 - Sept 2003        $2,676,575      $32,304
       16        NASDAQ 100 - Sept 2003      1,927,200       59,492
      ----------------------------------------------------------------
       27        Total                      $4,603,775      $91,796
      ----------------------------------------------------------------

  (e) Securities pledged, with a market value of $153,675, as collateral for the following short sale entered into as of June 30, 2003:

      SHARES             ISSUE             MARKET VALUE
      -------------------------------------------------
       5,900     Microsoft Corporation        $151,276
      ------------------------------------------------
       Total                                  $151,276
      ================================================

  (f) Schedule of Options Written:

      CONTRACTS (100 SHARES PER CONTRACT)                           VALUE
      -------------------------------------------------------------------
      CALL OPTIONS
             Schering-Plough Corporation
      30      Expiration July 2003, Exercise Price $20.00            $450
      -------------------------------------------------------------------
      30     Total Call Options Written (Premiums received $1,020)    450

      PUT OPTIONS
             Microsoft Corporation
      9       Expiration July 2003, Exercise Price $23.75              90
             Schering-Plough Corporation
      30      Expiration July 2003, Exercise Price $17.50             150
      -------------------------------------------------------------------
      39     Total Put Options Written (Premiums received $2,452)     240
      -------------------------------------------------------------------
      Total Options Written (Premiums received $3,472)               $690
      ===================================================================

See accompanying notes to financial statements.                                5

SCHEDULE OF INVESTMENTS (unaudited)
                                                      American Eagle Twenty Fund
                                                                   June 30, 2003

COMMON STOCKS

Industry Description and Issue                           Number of Shares         Cost       Market Value (a)
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY/DRUGS (17.6%)
-------------------------------------------------------------------------------------------------------------
   Abbott Laboratories (d)                                      3,600          $  132,390        $  157,536
   Johnson & Johnson (d)                                        3,300             175,691           170,610
   Pfizer Inc. (e)                                              6,600             202,715           225,390
   Schering-Plough Corporation                                  3,800              71,116            70,680
   Wyeth (d)                                                    3,300             137,091           150,315
                                                                               ----------------------------
                                                                                  719,003           774,531
                                                                               ----------------------------
CABLE (10.3%)
-------------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. - Class A (b)(d)               39,300             168,646           146,589
   Comcast Corporation - Class A (b)(d)                         6,200             151,275           179,738
   Cox Communication Inc. - Class A (b)(d)                      3,900              93,268           124,410
                                                                               ----------------------------
                                                                                  413,189           450,737
                                                                               ----------------------------
COMPUTER HARDWARE (0.5%)
-------------------------------------------------------------------------------------------------------------
   Intel Corporation                                            1,100              32,285            22,862
                                                                               ----------------------------
                                                                                   32,285            22,862
                                                                               ----------------------------
COMPUTER SERVICES/SOFTWARE (6.6%)
-------------------------------------------------------------------------------------------------------------
   Intuit Inc. (b)                                                800              30,490            35,672
   Microsoft Corporation (d)                                   10,000             233,613           256,400
                                                                               ----------------------------
                                                                                  264,103           292,072
                                                                               ----------------------------
INTERNET SERVICES (2.2%)
-------------------------------------------------------------------------------------------------------------
   InterActiveCorp (b)                                          1,200              43,399            47,196
                                                                               ----------------------------
                                                                                   43,399            47,196
                                                                               ----------------------------
MEDIA (7.7%)
-------------------------------------------------------------------------------------------------------------
   Clear Channel Communications, Inc. (b)                       1,900              68,103            80,541
   EchoStar Communications Corporation - Class A (b)              600              20,587            20,772
   General Motors Corporation - Class H (b)(d)                 14,500             348,771           185,745
   The Walt Disney Company                                      2,600              48,318            51,350
                                                                               ----------------------------
                                                                                  485,779           338,408
                                                                               ----------------------------
MEDICAL DEVICES (4.3%)
-------------------------------------------------------------------------------------------------------------
   Boston Scientific Corporation (b)                              900              37,743            54,990
   Zimmer Holdings, Inc. (b)                                    3,000             130,008           135,150
                                                                               ----------------------------
                                                                                  167,751           190,140
                                                                               ----------------------------
RESTAURANTS (3.5%)
-------------------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc. (b)(d)                       36,600             146,113           151,158
                                                                               ----------------------------
                                                                                  146,113           151,158
                                                                               ----------------------------
RETAIL (4.9%)
-------------------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation (b)                               800              27,025            29,280
   Target Corporation                                           1,500              47,577            56,760
   Wal-Mart Stores, Inc. (d)                                    2,400             126,566           128,808
                                                                               ----------------------------
                                                                                  201,168           214,848
                                                                               ----------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.7%)
-------------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)(d)                          25,300             405,680           207,713
                                                                               ----------------------------
                                                                                  405,680           207,713
                                                                               ----------------------------
WIRELESS/TELECOMMUNICATION SERVICES (9.2%)
-------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. - Class A (b)(d)           36,900             283,608           405,531
                                                                               ----------------------------
                                                                                  283,608           405,531
                                                                               ----------------------------
TOTAL COMMON STOCKS (71.5%)                                                     3,162,078         3,095,196
                                                                               ============================

6                             See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (unaudited) (concluded)
                                                      American Eagle Twenty Fund
                                                                   June 30, 2003

CONVERTIBLE BONDS

Industry Description and Issue                           Principal Amount        Cost               Market Value (a)
---------------------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (14.8%)
---------------------------------------------------------------------------------------------------------------------
   Charter Communications, 4.750%, due 06/01/2006,
     convertible into Charter Communications common
     stock (d)                                           $930,000             $  501,944             $  618,450
   Nextel Communications, Inc., 6.000%, due
     06/01/2011, convertible into Nextel
     Communications, Inc. common stock (d)(g)              29,500                 25,297                 31,012
                                                                              ---------------------------------
TOTAL CONVERTIBLE BONDS (14.8%)                                                  527,241                649,462
                                                                              =================================
SHORT-TERM SECURITIES
REPURCHASE AGREEMENT (9.9%)
---------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 0.900%
     acquired on 6/30/03 and due 7/1/03 with proceeds
     of $433,011 collaterallized by $445,000 FGLMC,
     5.000%, due 1/1/2033, value including accrued
     interest, $442,077.                                 $433,000             $   433,000            $  433,000
                                                                              ---------------------------------
TOTAL SHORT-TERM SECURITIES (9.9%)                                               433,000                433,000
                                                                              =================================
   Total investments in securities (96.2%)                                    $4,122,319 (c)          4,177,658
                                                                              ==========
   Other assets less liabilities (3.8%)                                                                 218,627
                                                                                                     ----------
NET ASSETS (100.0%)                                                                                  $4,396,285
                                                                                                     ==========

  Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in note 2 to the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2003 was $4,122,319. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

      --------------------------------------------
      Gross unrealized appreciation       $497,817
      Gross unrealized depreciation       (442,478)
                                          --------
      Net unrealized appreciation         $ 55,339
      --------------------------------------------

  (d) Securities pledged, with a market value of $2,914,015, as collateral for the following short futures contracts entered into as of June 30, 2003:

                                                            UNREALIZED
      CONTRACTS      ISSUE                MARKET VALUE     APPRECIATION
      ------------------------------------------------------------------
          7     S&P 500 - Sept 2003        $1,703,275        $38,535
         10     NASDAQ 100 - Sept 2003      1,204,500         21,023
       -----------------------------------------------------------------
         17     Total                      $2,907,775        $59,558
       =================================================================

  (e) Securities pledged, with a market value of $136,600, as collateral for the following short sale entered into as of June 30, 2003:

      SHARES             ISSUE            MARKET VALUE
      ------------------------------------------------
      5,100      Microsoft Corporation      $130,764
      ------------------------------------------------
      Total                                 $130,764
      ================================================

  (f) Schedule of Options Written:

      CONTRACTS (100 SHARES PER CONTRACT)                      VALUE
      --------------------------------------------------------------
      CALL OPTIONS
            Schering-Plough Corporation
      23     Expiration July 2003, Exercise Price $20.00        $345
      --------------------------------------------------------------
            Total Call Options Written
      23     (Premiums received $782)                            345
      PUT OPTIONS
            Microsoft Corporation
       9     Expiration July 2003, Exercise Price $23.75          90
            Schering-Plough Corporation
      23     Expiration July 2003, Exercise Price $17.50         115
      --------------------------------------------------------------
            Total Put Options Written
      32     (Premiums received $2,104)                          205
      --------------------------------------------------------------
      Total Options Written (Premiums received $2,886)          $550
      ==============================================================

  (g) Restricted security under Rule 144 of the Securities Act of 1933. This security is determined to be liquid by the Investment Adviser.

See accompanying notes to financial statements.                                7

SCHEDULE OF INVESTMENTS (unaudited)
                                            American Eagle Large-Cap Growth Fund
                                                                   June 30, 2003

COMMON STOCKS

Industry Description and Issue                         Number of Shares        Cost     Market Value (a)
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY/DRUGS (20.9%)
-----------------------------------------------------------------------------------------------------------
       Abbott Laboratories (d)                                6,800         $ 250,176      $ 297,568
       Forest Laboratories, Inc. (b)(d)                       3,700           194,885        202,575
       Johnson & Johnson (d)                                  5,400           288,279        279,180
       Merck & Co. (d)                                          300            15,748         18,165
       Pfizer Inc. (e)                                        9,900           304,319        338,085
       Schering-Plough Corporation                            7,100           128,920        132,060
       Wyeth (d)                                              5,400           223,727        245,970
                                                                            ------------------------
                                                                            1,406,054      1,513,603
                                                                            ------------------------
CABLE (10.1%)
-----------------------------------------------------------------------------------------------------------
       Charter Communications, Inc. - Class A (b)(d)         64,400           171,428        240,212
       Comcast Corporation - Class A (b)(d)                  10,100           243,619        292,799
       Cox Communication Inc. - Class A (b)(d)                6,300           155,387        200,970
                                                                            ------------------------
                                                                              570,434        733,981
                                                                            ------------------------
COMPUTER HARDWARE (0.5%)
-----------------------------------------------------------------------------------------------------------
       Intel Corporation                                      1,700            49,896         35,333
                                                                            ------------------------
                                                                               49,896         35,333
                                                                            ------------------------
COMPUTER SERVICES/SOFTWARE (6.4%)
-----------------------------------------------------------------------------------------------------------
       Intuit Inc. (b)                                        1,600            61,586         71,344
       Microsoft Corporation (d)                             15,200           357,048        389,728
                                                                            ------------------------
                                                                              418,634        461,072
                                                                            ------------------------
INTERNET SERVICES (2.2%)
-----------------------------------------------------------------------------------------------------------
       InterActiveCorp (b)                                    1,900            68,714         74,727
                                                                            ------------------------
                                                                               68,714         74,727
                                                                            ------------------------
MEDIA (6.8%)
-----------------------------------------------------------------------------------------------------------
       Clear Channel Communications, Inc. (b)(d)              3,400           120,646        144,126
       General Motors Corporation - Class H (b)(d)           20,700           421,792        265,167
       The Walt Disney Company                                4,400            81,769         86,900
                                                                            ------------------------
                                                                              624,207        496,193
                                                                            ------------------------
MEDICAL DEVICES (4.4%)
-----------------------------------------------------------------------------------------------------------
       Boston Scientific Corporation (b)                      1,500            62,967         91,650
       Medtronic, Inc.                                          400            17,500         19,188
       Zimmer Holdings, Inc. (b)(d)                           4,700           203,795        211,735
                                                                            ------------------------
                                                                              284,262        322,573
                                                                            ------------------------
RETAIL (8.4%)
-----------------------------------------------------------------------------------------------------------
       The Home Depot, Inc.                                   1,200            33,096         39,744
       Kohl's Corporation (b)(d)                              5,000           268,399        256,900
       Lowe's Companies, Inc. (b)                               400            14,843         17,180
       Target Corporation                                     2,200            69,779         83,248
       Wal-Mart Stores, Inc. (d)                              3,900           205,824        209,313
                                                                            ------------------------
                                                                              591,941        606,385
                                                                            ------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (5.8%)
-----------------------------------------------------------------------------------------------------------
       AT&T Wireless Services Inc. (b)(d)                    43,100           708,927        353,851
       QUALCOMM Inc.                                          1,800            63,988         64,692
                                                                            ------------------------
                                                                              772,915        418,543
                                                                            ------------------------
TOTAL COMMON STOCKS (65.5%)                                                 4,787,057      4,662,410
                                                                            ========================

8                                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (unaudited) (concluded)
                                            American Eagle Large-Cap Growth Fund
                                                                   June 30, 2003

CALL OPTIONS PURCHASED
                                                                     Contracts
                                                                   (100 Shares
Industry Description and Issue                                    per Contract)            Cost           Market Value (a)
--------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED (2.0%)
--------------------------------------------------------------------------------------------------------------------------
       XM Satellite Radio Holdings Inc.
        Expiration January 2004, Exercise Price $10.00              277                 $    74,900             $   83,100
       XM Satellite Radio Holdings Inc.
        Expiration January 2004, Exercise Price $12.50              300                      65,400                 58,500
                                                                                        -----------             ----------
TOTAL CALL OPTIONS PURCHASED (2.0%)                                                         140,300                141,600
                                                                                        ===========             ==========
CONVERTIBLE BONDS
    Industry Description and Issue                            Principal Amount                 Cost       Market Value (a)
--------------------------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES
(14.2%)
--------------------------------------------------------------------------------------------------------------------------
       Charter Communications, 4.750%, due
          06/01/2006, convertible into Charter
          Communications common stock (d)                           $1,320,000          $   712,436             $  877,800
       Nextel Communications, Inc., 6.000%, due
          06/01/2011, convertible into Nextel
          Communications, Inc. common stock (g)                         82,700               55,168                 86,938
       XM Satellite Radio Holdings Inc., 7.750%, due
          03/01/2006, convertible into XM Satellite Radio
          Holdings common stock                                         53,000               49,037                 65,256
                                                                                        -----------             ----------
TOTAL CONVERTIBLE BONDS (14.2%)                                                             816,641              1,029,994
                                                                                        ===========             ==========
SHORT-TERM SECURITIES
REPURCHASE AGREEMENT (13.9%)
--------------------------------------------------------------------------------------------------------------------------
       Repurchase agreement with U.S. Bank, N.A.
          0.900% acquired on 6/30/03 and due 7/1/03
          with proceeds of $1,005,025 collaterallized by
          $1,032,000 FGLMC, 5.000%, due 1/1/2033,
          value including accrued interest, $1,025,222.             $1,005,000          $ 1,005,000             $1,005,000
                                                                                        -----------             ----------
TOTAL SHORT-TERM SECURITIES (13.9%)                                                       1,005,000              1,005,000
                                                                                        ===========             ==========
       Total investments in securities (95.6%)                                           $6,748,998 (c)          6,839,004
                                                                                        ===========
       Other assets less liabilities (4.4%)                                                                        406,554
                                                                                                                ----------
NET ASSETS (100.0%)                                                                                             $7,245,558
                                                                                                                ==========

  Notes to Schedule of Investments:

  Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a) Securities are valued by procedures described in note 2 to the financial statements.

  (b) Presently non-income producing.

  (c) Cost for federal income tax purposes at June 30, 2003, was $6,748,998. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

      --------------------------------------------------
      Gross unrealized appreciation            $ 675,568
      Gross unrealized depreciation             (585,562)
                                               ---------
      Net unrealized appreciation              $  90,006
      --------------------------------------------------

  (d) Securities pledged, with a market value of $4,486,059, as collateral for the following short futures contracts entered into as of June 30, 2003:

                                                           UNREALIZED
      CONTRACTS      ISSUE               MARKET VALUE     APPRECIATION
      --------------------------------------------------------------------
        12     S&P 500 - Sept 2003        $2,919,900       $65,848
        13     NASDAQ 100 - Sept 2003      1,565,850        26,663
      --------------------------------------------------------------------
        25     Total                      $4,485,750       $92,511
      --------------------------------------------------------------------

  (e) Securities pledged, with a market value of $338,085, as collateral for the following short sale entered into as of June 30, 2003:

        SHARES                       ISSUE                  MARKET VALUE
      ------------------------------------------------------------------
        9,900               Microsoft Corporation            $253,836
      ------------------------------------------------------------------
        Total                                                $253,836
      ==================================================================

  (f) Schedule of Options Written:

              CONTRACTS (100 SHARES PER CONTRACT)              VALUE
      ---------------------------------------------------------------
      CALL OPTIONS
             Schering-Plough Corporation
      37      Expiration July 2003, Exercise Price $20.00        $555
      ---------------------------------------------------------------
             Total Call Options Written
      37      (Premiums received $1,258)                          555
      PUT OPTIONS
             Microsoft Corporation
      20      Expiration July 2003, Exercise Price $23.75         200
             Schering-Plough Corporation
      37      Expiration July 2003, Exercise Price $17.50         185
      ---------------------------------------------------------------
             Total Put Options Written
      57      (Premiums received $3,976)                          385
      ---------------------------------------------------------------
      Total Options Written  (Premiums received $5,234)          $940
      ===============================================================

  (g) Restricted security under Rule 144 of the Securities Act of 1933. This security is determined to be liquid by the Investment Adviser.


See accompanying notes to financial statements.                              9

FINANCIAL STATEMENTS (unaudited)

                                                                   June 30, 2003

STATEMENTS OF ASSETS AND LIABILITIES


                                                                   American Eagle        American Eagle      American Eagle
                                                                Capital Appreciation         Twenty         Large-Cap Growth
                                                                        Fund                  Fund                Fund
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------------
       Investments in securities, at market value (identified
        cost: $5,531,101, $4,122,319 and $6,748,998,
        respectively)                                          $5,767,141               $4,177,658         $6,839,004
       Cash                                                       295,351                  190,288            288,383
       Receivable for securities sold                             103,462                   50,223            141,531
       Receivable from brokers for proceeds on securities
        sold short                                                153,750                  132,910            257,767
       Dividends and interest receivable                            5,110                    4,056              7,492
       Prepaid expenses and other assets                            8,078                    8,071              8,714
                                                               -----------              ----------         -----------
       Total Assets                                             6,332,892                4,563,206          7,542,891
                                                               -----------              ----------         -----------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------
       Common stocks sold short, at market value
        (proceeds - $153,471, $132,660, and $257,089,
        respectively)                                             151,276                  130,764            253,836
       Options written, at market value
        (premiums received - $3,472, $2,886, and $5,234,
        respectively)                                                 690                      550                940
       Loans payable (note 5)                                     122,000                       --                 --
       Payable for variation margin on futures contracts            3,200                    2,000              2,600
       Accrued investment advisory fee                              6,386                    4,643              7,623
       Interest payable                                               240                       --                 --
       Accrued expenses and other liabilities                      30,404                   28,964             32,334
                                                               -----------              ----------         -----------
        Total liabilities                                         314,196                  166,921            297,333
                                                               -----------              ----------         -----------
       Net assets applicable to outstanding capital stock      $6,018,696               $4,396,285         $7,245,558
                                                               ===========              ==========         ===========
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------------------------------
       Capital stock (par value $.01 per share - authorized
        10 billion shares; outstanding; 1,203,682, 731,765,
        and 949,471 shares, respectively)                     $14,981,901               $8,600,346         $10,020,634
       Accumulated net investment loss                            (12,071)                 (12,061)            (2,947)
       Accumulated net realized loss on investments            (9,283,947)              (4,311,129)        (2,962,193)
       Net unrealized appreciation on:
         Investments                                              236,040                   55,339             90,006
         Short sale positions                                       2,195                    1,896              3,253
         Written options                                            2,782                    2,336              4,294
         Futures contracts                                         91,796                   59,558             92,511
                                                               -----------              ----------         -----------
       Total, representing net assets applicable to
        outstanding capital stock                              $6,018,696               $4,396,285         $7,245,558
                                                               ===========              ==========         ===========
       Net asset value, redemption price and offering price
        per share                                              $     5.00               $     6.01         $     7.63
                                                               ===========              ==========         ===========



--------------------------------------------------------------------------------
10                         See accompanying notes to the financial statements.

                                                  Six Months Ended June 30, 2003

STATEMENTS OF OPERATIONS

                                                               American Eagle        American Eagle      American Eagle
                                                            Capital Appreciation         Twenty         Large-Cap Growth
                                                                    Fund                  Fund                Fund
-------------------------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------------------------
       Interest                                             $   91,195              $  72,993          $  111,511
       Dividends                                                 7,066                  6,326              12,117
                                                            ----------              ----------         ----------
                                                                98,261                 79,319             123,628
                                                            ----------              ----------         ----------
EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
       Investment advisory fees                                 33,601                 24,223              43,192
       Registration fees                                         7,002                  6,534               7,688
       Administration fees                                      15,000                 15,000              15,000
       Fund accounting fees                                     15,460                 15,434              15,647
       Audit fees                                                8,557                  6,372              11,247
       Legal fees                                                4,363                  2,815               4,044
       Transfer agent fees and expenses                          7,519                  6,777               8,399
       Custodian fees                                            5,846                  4,925               6,049
       Reports to shareholders                                   3,153                  1,350               3,002
       Directors' fees                                           2,765                  1,617               3,651
       Other                                                     6,607                  6,121               7,950
                                                            ----------              ----------         ----------
        Total expenses before interest expense                 109,873                 91,168             125,869
       Interest expense (note 5)                                   233                     --                  --
       Dividends on short sale positions                           226                    212                 706
                                                            ----------              ----------         ----------
        Total expenses after interest expense and
          dividends on short sale positions                    110,332                 91,380             126,575
                                                            ----------              ----------         ----------
       Net investment loss                                  $  (12,071)             $ (12,061)         $   (2,947)
                                                            ----------              ----------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on:
          Long transactions                                   (416,078)              (257,025)           (502,574)
          Short sale transactions                               16,604                  8,984              38,281
          Futures contracts closed                            (570,692)              (371,389)           (563,823)
                                                            ----------              ----------         ----------
          Net realized loss                                   (970,166)              (619,430)         (1,028,116)
                                                            ----------              ----------         ----------
       Change in unrealized appreciation on:
          Long transactions                                  2,344,716              1,464,993           1,853,364
          Short sale transactions                                2,195                  1,896               3,253
          Written options transactions                           2,782                  2,336               4,294
          Futures contracts                                     91,954                 59,878              92,669
                                                            ----------              ----------         ----------
          Net unrealized gain                                2,441,647              1,529,103           1,953,580
                                                            ----------              ----------         ----------
       Net realized and unrealized gain on investments       1,471,481                909,673             925,464
                                                            ----------              ----------         ----------
          Net increase in net assets resulting from
           operations                                       $1,459,410              $ 897,612          $  922,517
                                                            ==========              ==========         ==========


--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                         11

STATEMENTS OF CHANGES IN NET ASSETS

                                                                American Eagle Capital Appreciation
                                                                               Fund
                                                                ----------------------------------
                                                                 Six Months Ended
                                                                     6/30/03          Year Ended
                                                                   (unaudited)         12/31/02
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
       Net investment loss                                       $  (12,071)        $ (105,561)
       Net realized loss on investment transactions                (970,166)        (3,679,234)
       Net change in unrealized appreciation (depreciation)       2,441,647           (994,029)
                                                                 ----------         ----------
       Net increase (decrease) in net assets resulting from
        operations                                                1,459,410         (4,778,824)
                                                                 ----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
       From net realized gains                                           --                 --
                                                                 ----------         ----------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------
       Net proceeds from shares sold                                326,810            268,061
       Cost of shares redeemed                                     (298,139)        (2,957,461)
                                                                 ----------         ----------
       Net increase (decrease) in net assets resulting from
        capital share transactions                                   28,671         (2,689,400)
                                                                 ----------         ----------
NET ASSETS
-----------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                    1,488,081         (7,468,224)
       Net assets at beginning of period                          4,530,615         11,998,839
                                                                 ----------         ----------
       Net assets at end of period                               $6,018,696         $4,530,615
                                                                 ==========         ==========
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------
       Shares sold                                                   77,069             48,631
       Shares redeemed                                              (67,858)          (556,863)
                                                                 ----------         ----------
       Net increase (decrease) in shares outstanding                  9,211           (508,232)
                                                                 ==========         ==========


--------------------------------------------------------------------------------
12                         See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    American Eagle Twenty Fund
                                                                -----------------------------------
                                                                 Six Months Ended
                                                                     6/30/03           Year Ended
                                                                   (unaudited)          12/31/02
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
       Net investment loss                                       $  (12,061)        $  (89,223)
       Net realized loss on investment transactions                (619,430)        (1,471,602)
       Net change in unrealized appreciation (depreciation)       1,529,103           (654,080)
                                                                 ----------         ----------
       Net increase (decrease) in net assets resulting from
        operations                                                  897,612         (2,214,905)
                                                                 ----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
       From net realized gains                                           --                 --
                                                                 ----------         ----------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------
       Net proceeds from shares sold                                543,019             76,581
       Cost of shares redeemed                                     (248,297)        (2,899,707)
                                                                 ----------         ----------
       Net increase (decrease) in net assets resulting from
        capital share transactions                                  294,722         (2,823,126)
                                                                 ----------         ----------
NET ASSETS
------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                    1,192,334         (5,038,031)
       Net assets at beginning of period                          3,203,951          8,241,982
                                                                 ----------         ----------
       Net assets at end of period                               $4,396,285         $3,203,951
                                                                 ==========         ==========
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------
       Shares sold                                                   98,753             12,567
       Shares redeemed                                              (43,671)          (484,975)
                                                                 ----------         ----------
       Net increase (decrease) in shares outstanding                 55,082           (472,408)
                                                                 ==========         ==========


--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                         13

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          American Eagle
                                                                       Large-Cap Growth Fund
                                                                -----------------------------------
                                                                 Six Months Ended
                                                                     6/30/03           Year Ended
                                                                   (unaudited)          12/31/02
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
       Net investment loss                                      $   (2,947)         $  (62,521)
       Net realized loss on investment transactions             (1,028,116)         (1,225,049)
       Net change in unrealized appreciation (depreciation)      1,953,580          (1,190,708)
                                                                ----------          ----------
       Net increase (decrease) in net assets resulting from
        operations                                                 922,517          (2,478,278)
                                                                ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
       From net realized gains                                          --                  --
                                                                ----------          ----------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------
       Net proceeds from shares sold                                59,867              92,038
       Cost of shares redeemed                                     (44,809)         (2,093,053)
                                                                ----------          ----------
       Net increase (decrease) in net assets resulting from
        capital share transactions                                  15,058          (2,001,015)
                                                                ----------          ----------
NET ASSETS
------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                     937,575          (4,479,293)
       Net assets at beginning of period                         6,307,983          10,787,276
                                                                ----------          ----------
       Net assets at end of period                              $7,245,558          $6,307,983
                                                                ==========          ==========
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------
       Shares sold                                                   8,599              11,552
       Shares redeemed                                              (6,337)           (261,480)
                                                                ----------          ----------
       Net increase (decrease) in shares outstanding                 2,262            (249,928)
                                                                ==========          ==========



--------------------------------------------------------------------------------
14                         See accompanying notes to the financial statements.

FINANCIAL STATEMENTS (unaudited) (concluded)

                                                  Six Months Ended June 30, 2003

STATEMENTS OF CASH FLOWS

                                               American Eagle               American Eagle               American Eagle
                                          Capital Appreciation Fund           Twenty Fund             Large-Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING
ACTIVITIES:
-------------------------------------------------------------------------------------------------------------------------------
       Sales of capital shares           $  326,810                  $  543,019                    $   59,867
       Repurchases of capital shares       (298,139)                   (248,297)                      (44,809)
       Net change in
        receivables/payables related to
        capital share transactions              125                          --                            --
                                         ----------                  ----------                    ----------
       Cash provided by capital share
        transactions                         28,796                     294,722                        15,058
                                         ----------                  ----------                    ----------
       Net borrowings                       122,000                          --                            --
                                         ----------                  ----------                    ----------
                                                         $150,796                    $294,722                      $ 15,058
                                                         --------                    --------                      --------
CASH PROVIDED (USED) BY OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------------
       Purchases of investments
        including short covers           (3,265,004)                 (1,729,176)                   (4,580,969)
       Proceeds from sales of
        investments including short
        sales                             3,081,062                   1,796,453                     4,446,491
                                         ----------                  ----------                    ----------
                                           (183,942)                     67,277                      (134,478)
                                         ----------                  ----------                    ----------
       Change in short-term
        investments                        (539,548)                   (917,661)                   (1,295,946)
       Net investment loss                  (12,071)                    (12,061)                       (2,947)
       Net change in
        receivables/payables related to
        operations                          879,997                     679,497                     1,706,085
                                         ----------                  ----------                    ----------
                                            328,378                    (250,225)                      407,192
                                         ----------                  ----------                    ----------
                                                          144,436                    (182,948)                      272,714
                                                         --------                    --------                      --------
       Net increase in cash                               295,232                     111,774                       287,772
       Cash, beginning of year                                119                      78,514                           611
                                                         --------                    --------                      --------
       Cash, end of year                                 $295,351                    $190,288                      $288,383
                                                         ========                    ========                      ========
       Supplemental information:
        Cash paid for interest                           $    944                    $    345                      $     --

--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                         15

NOTES TO FINANCIAL STATEMENTS (unaudited)

                                                                   June 30, 2003

1. ORGANIZATION
American Eagle Capital Appreciation Fund ("Capital Appreciation Fund"), American Eagle Twenty Fund ("Twenty Fund") and American Eagle Large-Cap Growth Fund ("Large-Cap Growth Fund") (each, a "Fund" or collectively, the "Funds") are separate non-diversified investment portfolios and series of capital stock of American Eagle Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolio of securities.


The investment objective of each Fund is capital appreciation, and each Fund's principal investment strategy is as follows:


o Capital Appreciation Fund normally emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that the market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Twenty Fund normally emphasizes a more concentrated portfolio of approximately, but not less than, 20 securities of primarily American growth companies without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


o Large-Cap Growth Fund normally emphasizes a core portfolio of approximately 30 to 50 securities of primarily large American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the Russell 1000 Growth Index. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:


INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.


Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income and dividend expense on short sales is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.


FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. The Funds have a tax year end of December 31. In addition, on a calendar year basis, the Funds will usually make sufficient distributions of their net investment and realized gains, if any, to avoid the payment of any federal excise taxes.


Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

As of December 31, 2002, the Funds have the following capital loss carryforwards:

                                                  Expiration
                                   Amount            Date
                              ----------------   -----------
Capital Appreciation Fund     $(3,666,653)           2009
                               (4,327,476)           2010

Twenty Fund                    (1,856,750)           2009
                               (1,358,125)           2010

Large-Cap Growth Fund            (484,635)           2009
                               (1,251,407)           2010
                              -----------            ----

                                                                   June 30, 2003

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.


The Funds may invest uninvested cash balances in repurchase agreements and/or short-term money market instruments.


INITIAL PUBLIC OFFERINGS
Each Fund may participate in the initial public offering (IPO) market, and a significant portion of the Funds' returns have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. Further, IPOs may not be consistently available to a Fund for investing. The impact of IPOs on the Funds' performance likely will decrease as the Funds' asset size increases, which could reduce the Funds' total returns over time.


DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES The Funds may engage in various portfolio strategies to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.


OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on their portfolio securities. Each Fund may also employ these techniques on an opportunistic basis to attempt to generate additional investment returns.


The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.


FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell futures contracts and related options for hedging purposes and to attempt to increase investment returns. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing price on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.


SHORT SALE TRANSACTIONS
The Funds may seek to hedge investments or realize additional gains through short sales. Short selling obligates a Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, in a segregated account with a broker and /or custodian, cash and/or other liquid securities sufficient to cover its short position. Securities sold short at June 30, 2003, if any, and their related market values and proceeds are set forth in the Notes to Schedules of Investments.


In addition, for hedging purposes, each Fund may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box".


DISTRIBUTION TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.


EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses that are applicable to all of

                                                                   June 30, 2003

the Funds are allocated between the Funds on a pro rata basis relative to net assets.


USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates (e.g. on assets, liabilities and contingent assets and liabilities) and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


3. INVESTMENT SECURITY TRANSACTIONS
For the six months ended June 30, 2003, the Funds' cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                    Cost of         Proceeds
                                   Purchases       from Sales
--------------------------------------------------------------
Capital Appreciation Fund
      Long-term investment
        transactions              $2,906,293      $2,552,278
      Short sale transactions     $  358,710      $  528,785
Twenty Fund
      Long-term investment
        transactions              $1,475,100      $1,400,734
      Short sale transactions     $  254,076      $  395,719
Large-Cap Growth Fund
      Long-term investment
        transactions              $3,679,779      $3,390,234
      Short sale transactions     $  760,888      $1,506,259
--------------------------------------------------------------


4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For its services, the investment adviser receives from each Fund a monthly investment advisory fee at an annual rate of 1.3% of each Fund's average daily net assets.


The Funds have entered into an Administration Agreement with U.S. Bancorp Fund Services, LLC (the "Administrator"). For the services rendered to each Fund and the facilities furnished, each Fund is obligated to pay the Administrator, subject to an annual minimum of $30,000 per Fund, a monthly fee at an annual rate of .06% of the first $200 million of the Fund's average daily net assets, ..05% of the next $500 million of the Fund's average daily net assets, and .03% of the Fund's average daily net assets in excess of $700 million. For its fee, the Administrator provides certain administrative, clerical and record keeping services for each fund.


U.S. Bancorp Fund Services, LLC also serves as transfer agent and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.


The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares.


In addition to the investment management fee and the administration fee, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses for legal, auditing and accounting services; insurance; and other miscellaneous expenses.


Legal fees of, $4,363 for the six months ended June 30, 2003, for Capital Appreciation Fund, $2,815 for Twenty Fund and $4,044 for Large-Cap Growth Fund were incurred with a law firm of which the secretary of the Funds is a partner. Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor.


Each of the directors of the Company is also a director of other fund companies managed by the Adviser. The Company and other fund companies managed by the Adviser have agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person", as defined in the Act, of any fund company managed by the Adviser. In the aggregate, the Company and other fund companies managed by the Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. For the fiscal six months ended June 30, 2003, each director received fees in the aggregate of $10,500 (not including reimbursement for expenses). No compensation is paid by the Funds to officers or directors who are affiliated with the Adviser.


5. BANK BORROWING

The Funds entered into a Credit Agreement with U.S. Bank, N.A., for an amount not to exceed in the aggregate $9,000,000 or, with respect to each Fund, one-third of the Fund's total assets. For the six months ended June 30, 2003, Capital Appreciation Fund's average daily balance of loans outstanding was $10,906 at a weighted average interest rate of 4.23%. The maximum amount of loans outstanding at any time during the period was $179,000 or 2.80% of total assets. The loans were collateralized by certain Capital Appreciation Fund investments. Twenty Fund and Large-Cap Growth Fund did not have any loans during the period. As of June 30, 2003 the outstanding loan balances were $122,000 for Capital Appreciation Fund, $0 for Twenty Fund and $0 for Large-Cap Growth Fund.

                                                                   June 30, 2003



6. OPTION CONTRACTS WRITTEN
For Capital Appreciation Fund, Twenty Fund and Large-Cap Growth Fund, the premium amount and number of option contracts written during the six months ended June 30, 2003 were as follows:


                                 Premium     Number of
                                  Amount     Contracts
------------------------------------------------------
Capital Appreciation Fund
      Options outstanding at
        December 31, 2002       $    0           0
      Options written            3,472          69
      Options closed                 0           0
      Options exercised              0           0
      Options expired                0           0
                                ------          --
      Options outstanding at
        June 30, 2003           $3,472          69
                                ======          ==


                                 Premium     Number of
                                  Amount     Contracts
------------------------------------------------------
Twenty Fund
      Options outstanding at
        December 31, 2002       $    0           0
      Options written            2,886          55
      Options closed                 0           0
      Options exercised              0           0
      Options expired                0           0
                                ------          --
      Options outstanding at
        June 30, 2003           $2,886          55
                                ======          ==


                                 Premium     Number of
                                  Amount     Contracts
------------------------------------------------------
Large-Cap Growth Fund
      Options outstanding at
        December 31, 2002       $    0           0
      Options written            5,234          94
      Options closed                 0           0
      Options exercised              0           0
      Options expired                0           0
                                ------          --
      Options outstanding at
        June 30, 2003           $5,234          94
                                ======          ==

                                                                   June 30, 2003

7. FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                               American Eagle Capital Appreciation Fund
                                             --------------------------------------------------------------------------
                                             Six Months Ended                                               For the Period
                                                 6/30/03        Year Ended    Year Ended      Year Ended      12/30/99*-
                                              (unaudited)        12/31/02      12/31/01        12/31/00       12/31/99
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                          $     3.79        $     7.05     $     9.79     $    10.00     $    10.00
                                              ----------        ----------     ----------     ----------     ----------
OPERATIONS
 Net investment loss                               (0.01)            (0.08)         (0.14)         (0.25)            --
 Net realized and unrealized gains
  (losses) on investments                           1.22             (3.18)         (1.57)          8.83             --
                                              ----------        ----------     ----------     ----------     ----------
 Total from operations                              1.21             (3.26)         (1.71)          8.58             --
                                              ----------        ----------     ----------     ----------     ----------
DISTRIBUTIONS
 Distribution from net realized gains                 --                --          (1.03)         (8.79)            --
                                              ----------        ----------     ----------     ----------     ----------
NET ASSET VALUE
 End of period                                $     5.00        $     3.79     $     7.05     $     9.79     $    10.00
                                              ==========        ==========     ==========     ==========     ==========
 Total return((1))                                 31.93%           (46.24%)       (17.17%)        84.67%          0.00%
 Net assets at end of period (000s omitted)   $    6,019        $    4,531     $   11,999     $   13,044     $       74
RATIO OF EXPENSES TO AVERAGE
NET ASSETS
 Net Expenses((2))                                  4.25%(4)          3.26%          2.42%          2.61%          6.96%(4)
 Gross Expenses((3))                                4.25%(4)          3.26%          2.42%          2.61%        168.87%(4)
 Gross Expenses Including Interest Expense          4.26%(4)          3.48%          2.48%          2.63%           N/A
RATIO OF NET INVESTMENT LOSS TO
AVERAGE NET ASSETS
 Excluding interest expense,
  net of reimbursement                             (0.46%)(4)        (1.27%)        (1.51%)        (1.54%)        (6.96%)(4)
 Excluding interest expense,
  before reimbursement                             (0.46%)(4)        (1.27%)        (1.51%)        (1.54%)      (168.87%)(4)
 Including interest expense,
  before reimbursement                             (0.47%)(4)        (1.49%)        (1.57%)        (1.56%)          N/A
Portfolio turnover rate                               61%              261%           392%           557%             0%


     *Commencement of operations.

(1) Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.

(2)  Excluding interest expense, net of reimbursement.

(3)  Excluding interest expense, before reimbursement.

(4)  Annualized.

                                                                   June 30, 2003

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                                         American Eagle Twenty Fund
                                                  ----------------------------------------------------------------------
                                                  Six Months Ended                                         For the Period
                                                     6/30/03        Year Ended    Year Ended    Year Ended   12/30/99* -
                                                   (unaudited)       12/31/02      12/31/01      12/31/00      12/31/99
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                $    4.73        $    7.17     $    9.35     $   10.00     $   10.00
                                                    ---------        ---------     ---------     ---------     ---------
OPERATIONS
 Net investment loss                                    (0.02)           (0.10)        (0.18)        (0.33)           --
 Net realized and unrealized gains (losses) on
  investments                                            1.30            (2.34)        (1.27)         5.64            --
                                                    ---------        ---------     ---------     ---------     ---------
 Total from operations                                   1.28            (2.44)        (1.45)         5.31            --
                                                    ---------        ---------     ---------     ---------     ---------
DISTRIBUTIONS
 Distribution from net realized gains                      --               --         (0.73)        (5.96)           --
                                                    ---------        ---------     ---------     ---------     ---------
NET ASSET VALUE
 End of period                                      $    6.01        $    4.73     $    7.17     $    9.35     $   10.00
                                                    =========        =========     =========     =========     =========
 Total return((1))                                      27.06%          (34.03%)      (15.47%)       49.66%         0.00%
 Net assets at end of period (000s omitted)         $   4,396        $   3,204     $   8,242     $   7,951     $      74
RATIO OF EXPENSES TO AVERAGE
NET ASSETS
 Net Expenses((2))                                       4.89%(4)         3.75%         2.95%         2.93%         6.96%(4)
 Gross Expenses((3))                                     4.89%(4)         3.75%         2.95%         2.93%       168.87%(4)
 Gross Expenses Including Interest Expense               4.89%(4)         3.77%         3.01%         2.97%          N/A
RATIO OF NET INVESTMENT LOSS TO
AVERAGE NET ASSETS
 Excluding interest expense, net of reimbursement       (0.65%)(4)       (1.66%)       (2.22%)       (2.20%)       (6.96%)(4)
 Excluding interest expense, before reimbursement       (0.65%)(4)       (1.66%)       (2.22%)       (2.20%)     (168.87%)(4)
 Including interest expense, before reimbursement       (0.65%)(4)       (1.68%)       (2.28%)       (2.24%)         N/A
 Portfolio turnover rate                                   51%             206%          212%          297%            0%



   *Commencement of operations.

(1) Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.

(2)  Excluding interest expense, net of reimbursement.

(3)  Excluding interest expense, before reimbursement.

(4)  Annualized.

         NOTES TO FINANCIAL STATEMENTS (concluded)

                                                                   June 30, 2003

7. FINANCIAL HIGHLIGHTS (CONCLUDED)
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                                                  American Eagle
                                                                                Large-Cap Growth Fund
                                                          --------------------------------------------------------------
                                                          Six Months Ended                                For the Period
                                                              6/30/03          Year Ended    Year Ended      12/29/00* -
                                                            (unaudited)         12/31/02      12/31/01        12/31/00
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                         $     6.66        $     9.01     $    10.00     $    10.00
                                                             ----------        ----------     ----------     ----------
OPERATIONS
 Net investment loss                                                 --             (0.06)         (0.16)            --
 Net realized and unrealized gains (losses) on investments         0.97             (2.29)         (0.83)            --
                                                             ----------        ----------     ----------     ----------
 Total from operations                                             0.97             (2.35)         (0.99)            --
                                                             ----------        ----------     ----------     ----------
NET ASSET VALUE
 End of period                                               $     7.63        $     6.66     $     9.01     $    10.00
                                                             ==========        ==========     ==========     ==========
 Total return((1))                                                14.56%           (26.08%)        (9.90%)         0.00%
 Net assets at end of period (000s omitted)                  $    7,246        $    6,308     $   10,787     $       --
RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net Expenses((2))                                                 3.79%(4)          3.08%          2.74%           N/A
 Gross Expenses((3))                                               3.79%(4)          3.08%          2.74%           N/A
 Gross Expenses Including Interest Expense                         3.79%(4)          3.09%          2.78%           N/A
RATIO OF NET INVESTMENT LOSS TO AVERAGE
NET ASSETS
 Excluding interest expense, net of reimbursement                 (0.09%)(4)        (0.80%)        (1.72%)          N/A
 Excluding interest expense, before reimbursement                 (0.09%)(4)        (0.80%)        (1.72%)          N/A
 Including interest expense, before reimbursement                 (0.09%)(4)        (0.81%)        (1.76%)          N/A
Portfolio turnover rate                                              79%              258%           276%             0%

 *Commencement of operations.

(1) Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.

(2)  Excluding interest expense, net of reimbursement.

(3)  Excluding interest expense, before reimbursement.

(4)  Annualized.

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


















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


















                 (This page has been left blank intentionally.)

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                               301 Carlson Parkway
                                    Suite 120
                              Minnetonka, MN 55305



                                   DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                               301 Carlson Parkway
                                    Suite 120
                              Minnetonka, MN 55305



                                  ADMINISTRATOR
                         U.S. Bancorp Fund Services, LLC
                        615 E. Michigan Street, 3rd Floor
                               Milwaukee, WI 53202



                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                        615 E. Michigan Street, 3rd Floor
                               Milwaukee, WI 53202



                                    CUSTODIAN
                                U.S. Bank, N.A.
                                625 Walnut Street
                              Cincinnati, OH 45202



                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402



                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402




FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-335-0333 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUND'S CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' OFFICERS AND DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-335-0333.

ITEM 2.  CODE OF ETHICS.
         Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         Not applicable.


ITEM 6.  [RESERVED].


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
         Not applicable.


ITEM 8.  [RESERVED].


ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The Registrant's President and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

         (b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

         (a)      Not applicable.

         (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

         (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        AMERICAN EAGLE FUNDS, INC.



                                        By /s/ James R. Jundt
                                           -------------------------------------
                                           James R. Jundt, Chairman of the Board

                                        Date 9-4-2003
                                             -----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                        By /s/ Marcus E. Jundt
                                           -------------------------------------
                                           Marcus E. Jundt, President

                                        Date 9-4-2003
                                             -----------------------------------



                                        By /s/ Gerald M. Fitterer
                                           -------------------------------------
                                           Gerald M. Fitterer, Treasurer

                                        Date 9-4-2003
                                             -----------------------------------